Accrued Expenses and Accrued Interest - Related Party (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

As of December 31, 2018 and 2017, accrued expenses consist of the following:

	December 31,
	2018	2017
Accrued compensation costs	$288,549	$556,118
Accrued professional fees	55,300	235,654
Deferred rent	22,473	4,978
Accrued interest	-	101,050
Accrued franchise taxes	26,985	-
Accrued research and development	17,064	-
Other accrued expenses	2,500	5,794
Accrued expenses	$412,871	$903,594